Segmentation of key figures - Narrative (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($) segment	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) segment	Jun. 30, 2019 USD ($)
Operating Segments [Abstract]
Number of reporting segments | segment	2		2
Disclosure of operating segments [line items]
Segment contribution	$ (6)	$ 378	$ 368	$ 764
Surgical
Disclosure of operating segments [line items]
Segment contribution	(28)	235	180	463
Vision Care
Disclosure of operating segments [line items]
Segment contribution	$ 22	143	$ 188	301
Reclassification of Fair Value Adjustments of Contingent Consideration Liability | Surgical
Disclosure of operating segments [line items]
Segment contribution		18		23
Reclassification of Fair Value Adjustments of Contingent Consideration Liability | Vision Care
Disclosure of operating segments [line items]
Segment contribution		$ 8		$ 19